Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Raw materials	$ 48,735	$ 45,408	$ 45,209
Work in progress	11,130	10,879	10,321
Finished goods	184,871	167,416	153,040
Subtotal	244,736	223,703	208,570
LIFO and valuation adjustments	(25,603)	(22,112)	(24,012)
Inventories, net	$ 219,133	$ 201,591	$ 184,558